RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
RELATED PARTY TRANSACTIONS
Note 29. RELATED PARTY TRANSACTIONS

All related party balances due from or due to the Company as of December 26, 2020 and June 27, 2020 did not have any formal contractual agreements regarding payment terms or interest.

As of December 26, 2020 and June 27, 2020, amounts due from related parties were as follows:

		December 26,	June 27,
Name and Relationship to Company	Transaction	2020	2020

MMOF GP II, LLC (“Fund LP II”), an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 27.1% of indirect equity interest in Fund LP II, the General Partner of Fund II, which both hold equity interests in a subsidiary of the Company. (1)	Management Fees	$1,820,204	$1,820,204

MedMen Opportunity Fund GP, LLC (“Fund LP”), an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 24.2% of indirect equity interest in Fund LP, the General Partner of Fund I, which both hold equity interests in a subsidiary of the Company. (1)	Management Fees	1,289,513	1,289,513

Total Amounts Due from Related Parties		$3,109,717	$3,109,717

___________________

(1) As of February 2020 and May 2020, Mr. Adam Bierman and Mr. Andrew Modlin, respectively, no longer held board or management positions and therefore as of December 26, 2020 are not related parties, however they were during the fiscal year ended June 27, 2020. As of November 2020, Chris Ganan was no longer a member of the Company’s board of directors and therefore is not considered a related party under ASC 850, “Related Party Disclosures” as of December 26, 2020, however Mr. Ganan was a related party during the fiscal year ended June 27, 2020.

As of December 26, 2020 and June 27, 2020, amounts due to related parties were as follows:

		December 26,	June 27,
Name and Relationship to Company	Transaction	2020	2020

Fund LP II, an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 27.1% of indirect equity interest in Fund LP II, the General Partner of Fund II, which both hold equity interests in a subsidiary of the Company. (1)	Working Capital, Construction and Tenant Improvements, Lease Deposits and Cash Used for Acquisitions	$(1,093,896)	$(1,093,896)

Fund LP, an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 24.2% of indirect equity interest in Fund LP, the General Partner of Fund I, which both hold equity interests in a subsidiary of the Company. (1)	Working Capital, Management Fees and Cash Used for Acquisitions	(1,986,697)	(1,986,697)

Other		(1,294,134)	(1,476,221)

Total Amounts Due to Related Parties		$(4,374,727)	$(4,556,814)

_____________________

(1) As of February 2020 and May 2020, Mr. Adam Bierman and Mr. Andrew Modlin, respectively, no longer held board or management positions and therefore as of December 26, 2020 are not related parties, however they were during the fiscal year ended June 27, 2020. As of November 2020, Chris Ganan was no longer a member of the Company’s board of directors and therefore is not considered a related party under ASC 850, “Related Party Disclosures” as of December 26, 2020, however Mr. Ganan was a related party during the fiscal year ended June 27, 2020.

On December 11, 2019, the Company announced that Benjamin Rose, the previous Executive Chairman of the Board, was granted a limited proxy of 815,295 Class A Super Voting Shares, which represents 50% of the total Class A Super Voting Shares, for a period of one year. As a result of the proxy, Mr. Rose had joint control of the Company and was a related party under ASC 850, “Related Party Disclosures” until December 2020 in which Mr. Rose resigned as Chairman of the Board and as a board member and the proxy of Super Voting Shares granted to Mr. Rose expired. See “Note 14 – Shareholders’ Equity” for further information on the cancellation of Super Voting Shares. In August 2020 and November 2020, the Company granted 102,519 restricted stock units to Mr. Rose. As of December 26, 2020, the corresponding Class B Subordinate Voting Shares for the November 2020 grant have yet to be issued to Mr. Rose.

Pursuant to the Side Letter executed on October 29, 2019 in conjunction with the second amendment of the Convertible Facility with GGP, Wicklow Capital and GGP have the right to nominate a majority of the Company’s Board of Directors while the aggregate principal amount outstanding under the Convertible Facility is more than $25,000,000. The ability to elect the majority of the Company’s Board of Directors meets the definition of control under ASC 850, “Related Party Disclosures” and accordingly, Wicklow Capital is a related party of the Company.

As of December 26, 2020, the Company determined GGP to be a related party as a result of GGP having significant influence over the Company. See “Note 13 – Senior Secured Convertible Credit Facility” for a full disclosure of transactions and balances related to GGP.

In March 2020, the Company entered into restructuring plan and retained interim management and advisory firm, Sierra Constellation Partners (“SCP”). As part of the engagement, Tom Lynch was appointed as Interim Chief Executive Officer and Chief Restructuring Officer, and Tim Bossidy was appointed as Interim Chief Operating Officer. Mr. Lynch is a Partner and Senior Managing Director at SCP. Mr. Bossidy is a Director at SCP. In December 2020, Mr. Lynch was elected as Chairman of the Board and Reece Fulgham, a Managing Director at SCP, was appointed as Interim Chief Financial Officer. During the six months ended December 26, 2020, the Company had paid $844,042 in fees to SCP for interim management and restructuring support. During the six months ended December 26, 2020, Mr. Lynch and Mr. Bossidy each received 124,868 stock options.

The Company’s Board of Directors each receive quarterly fees of $200,000 of which one-third is paid in cash and two-thirds is paid in Class B Subordinate Voting Shares. The Class B Subordinate Voting Shares is recorded as a restricted stock unit until settled.

All related party balances due from or due to the Company as of June 27, 2020 and June 29, 2019 did not have any formal contractual agreements regarding payment terms or interest.

As of June 27, 2020 and June 29, 2019, amounts due from related parties were as follows:

Name and Relationship to Company	Transaction	2020	2019

MMOF GP II, LLC (“Fund LP II”), an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 27.1% of indirect equity interest in Fund LP II, the General Partner of Fund II, which both hold equity interests in a subsidiary of the Company. (1)	Management Fees	$1,820,204	$1,820,904

MedMen Opportunity Fund GP, LLC (“Fund LP”), an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 24.2% of indirect equity interest in Fund LP, the General Partner of Fund I, which both hold equity interests in a subsidiary of the Company. (1)	Management Fees	1,289,513	1,228,259

MedMen Canada Inc., a 50/50 joint venture partnership between the Company and Cronos Group Inc.	Advance	-	1,153,200

Other		-	719,092

Total Amounts Due from Related Parties		$3,109,717	$4,921,455

(1)

As of February 2020 and May 2020, Mr. Adam Bierman and Mr. Andrew Modlin, respectively, no longer held board or management positions and therefore as of June 27, 2020 are not related parties, however they were during the fiscal years ended June 27, 2020 and June 29, 2019.

As of June 27, 2020 and June 29, 2019, amounts due to related parties were as follows:

Name and Relationship to Company	Transaction	2020	2019

Fund LP II, an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 27.1% of indirect equity interest in Fund LP II, the General Partner of Fund II, which both hold equity interests in a subsidiary of the Company. (1)	Working Capital, Construction and Tenant Improvements, Lease Deposits and Cash Used for Acquisitions	$(1,093,896)	$(1,093,896)

Fund LP, an entity which Mr. Adam Bierman, Mr. Andrew Modlin and Mr. Christopher Ganan each holds 33.3% indirect voting interest. The shareholders each hold 24.2% of indirect equity interest in Fund LP, the General Partner of Fund I, which both hold equity interests in a subsidiary of the Company. (1)	Working Capital, Management Fees and Cash Used for Acquisitions	(1,986,697)	(2,862,647)

Other		(1,476,221)	(1,684,274)
Total Amounts Due to Related Parties		$(4,556,814)	$(5,640,817)

(1)

As of February 2020 and May 2020, Mr. Adam Bierman and Mr. Andrew Modlin, respectively, no longer held board or management positions and therefore as of June 27, 2020 are not related parties, however they were during the fiscal years ended June 27, 2020 and June 29, 2019.

The Company sells and subsequently leases back several of its properties in transactions with the REIT wherein the properties are leased to the Company at market rates under long-term leases. Refer to “Note 16 - Leases” for information on the sale and leaseback transactions during the years ended June 27, 2020 and June 29, 2019. The REIT was determined to be a related party under ASC 850, “Related Party Disclosures” as a result of certain members of common management between the Company and the REIT. Due to a reorganization of the REIT during September 2019, common management is no longer shared between the Company and the REIT. In addition, the REIT conducted its business through the Operating Partnership managed by LCR Manager, LLC, a subsidiary of the Company. In November 2019, the Company sold all of its interest, which is 70% of the total outstanding units, in LCR Manager, LLC and terminated the management agreement with LCR Manager, LLC. Accordingly, as of June 27, 2020, the REIT was no longer determined to be a related party. Refer to “Note 19 - Shareholders’ Equity” for discussion of the REIT as a variable interest entity.

On December 11, 2019, the Company announced that Benjamin Rose, the Executive Chairman of the Board, was granted a limited proxy of 815,295 Class A Super Voting Shares, which represents 50% of the total Class A Super Voting Shares, for a period of one year. As a result of the proxy, Mr. Rose has joint control of the Company. Under ASC 850, “Related Party Disclosures”, Mr. Rose is a member of the key management personnel of Wicklow Capital, Inc. and accordingly, Wicklow Capital is a related party of the Company. In April 2020, the Company granted 5,458,749 restricted stock units to Mr. Rose. The units will vest on December 10, 2020 or upon a change in control of the Company.

On July 10, 2019, the Company announced an equity commitment from its existing creditor, Gotham Green Partners, with participation from Wicklow Capital, in the amount of $30,000,000. As a result, the Company issued 14,634,147 Subordinate Voting Shares to the investors at a price equal to $2.18 per share. As of June 27, 2020, the Company determined GGP to be a related party as a result of GGP having significant influence over the Company. See “Note 18 - Senior Secured Convertible Credit Facility” for a full disclosure of transactions and balances related to GGP.

On December 10, 2019, the Company executed a term sheet for a non-brokered private placement wherein Wicklow Capital participated in the offering and the Company issued 46,962,645 Subordinate Voting Shares at a price of $0.43 per share for gross proceeds of approximately $20,190,000 in connection with the equity investment.

In March 2020, the Company entered into restructuring plan and retained interim management and advisory firm, Sierra Constellation Partners (“SCP”). As part of the engagement, Tom Lynch was appointed as Interim Chief Executive Officer and Chief Restructuring Officer, and Tim Bossidy was appointed as Interim Chief Operating Officer. Mr. Lynch is a Partner and Senior Managing Director at SCP. Mr. Bossidy is a Director at SCP. As of June 27, 2020, the Company had paid $699,322 in fees to SCP for interim management and restructuring support.